ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 230,955	$ 230,430
Bonus payable	47,044	820,140
Other payables and accrued liabilities	118,513	96,960
Total Accounts Payable and Accrued Liabilities	$ 396,512	$ 1,147,530